EMPLOYEE BENEFITS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Current	$ 6,669	$ 7,863
Non-current	77,634	86,462
Total	84,303	94,325
Opening balance	94,325	95,260
Current service cost	5,979	9,833
Interest cost	4,367	4,737
(Gains) losses from changes in actuarial assumptions	22	131
Actuarial gains and losses arising from experience	743	2,595
Benefits paid	(7,152)	(16,197)
Increase (decrease) for foreign currency exchange rates changes	(13,981)	(2,034)
Closing balance	$ 84,303	$ 94,325